FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair Value Measurements on a Recurring Basis
The following tables summarize the basis used to measure certain assets and liabilities at fair value on a recurring basis:

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2020	Significant Other Observable Inputs (Level 2)
In millions
Assets at fair value:
Cash equivalents and restricted cash equivalents [1]	$7,328
Derivatives relating to: [2]
Foreign currency contracts	13
Total assets at fair value	$7,341
Liabilities at fair value:
Long-term debt including debt due within one year [3]	$18,337
Derivatives relating to: [2]
Foreign currency contracts	22
Total liabilities at fair value	$18,359
1.Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" and money market funds included in "Other current assets" in the Consolidated Balance Sheets and held at amortized cost, which approximates fair value.
2. See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.
3. Fair value is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms.

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2019	Significant Other Observable Inputs (Level 2)
In millions
Assets at fair value:
Cash equivalents and restricted cash equivalents [1]	$446
Derivatives relating to: [2]
Foreign currency contracts	16
Total assets at fair value	$462
Liabilities at fair value:
Long-term debt including debt due within one year [3]	$17,241
Derivatives relating to: [2]
Foreign currency contracts	17
Total liabilities at fair value	$17,258
1.Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" and money market funds included in "Other current assets" in the Consolidated Balance Sheets and held at amortized cost, which approximates fair value.
2. See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.
3. Fair value is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms.

For assets and liabilities classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability, or by using observable market data points of similar, more liquid securities to imply the price. For time deposits classified as held-to-maturity investments and reported at amortized cost, fair value is based on an observable interest rate for similar securities. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks.

For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance/quality checks.

For all other assets and liabilities for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models.
There were no transfers between Levels 1 and 2 during the year ended December 31, 2020 and December 31, 2019.

Fair Value Measurements on a Nonrecurring Basis
The following table summarizes the basis used to measure certain assets at fair value on a nonrecurring basis:

Basis of Fair Value Measurements on a Nonrecurring Basis	Significant Other Unobservable Inputs (Level 3)	Total Losses
In millions
2020
Assets at fair value:
Long-lived assets, intangible assets, and other assets	$447	$(661)
2018
Assets at fair value:
Long-lived assets and other assets	$—	$(5)

2020 Fair Value Measurements on a Nonrecurring Basis
During the third quarter of 2020, the Company recorded impairment charges related to indefinite-lived intangible assets and long-lived assets within Corporate. These impairment analyses were performed using Level 3 inputs within the fair value hierarchy. See Notes 3, 5, and 13 for further discussion.

During the second quarter of 2020, the Company recorded impairment charges related to indefinite-lived intangible assets within the Mobility & Materials segment. See Notes 5 and 13 for further discussion of these fair value measurements.

During the first quarter of 2020, the Company recorded impairment charges related to long-lived assets within Corporate. See Notes 5 for further discussion of these fair value measurements.

2018 Fair Value Measurements on a Nonrecurring Basis
The Company has or will shut down a number of manufacturing, R&D, other non-manufacturing facilities and corporate facilities around the world as part of its restructuring programs. Certain inventory, corporate facilities and manufacturing facilities and related assets, were written down to zero. The related charge totaled $5 million for the year ended December 31, 2018, and was included in "Restructuring and asset related charges - net" in the Consolidated Statements of Operations.